Other current liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities, Current [Abstract]
Other current liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2019	2018
Value-Added Tax Payable	706	422
Other tax payable	65	91
Customer contract liability, current	255	142
Other current liabilities	278	321
Total other current liabilities	1,304	976